STRADLEY RONON STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

July 3, 2007

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

                                          Re:  Delaware Group State Tax-Free Income Trust (the “Trust”)
                                                 File Nos. 002-57791 and 811-02715
                                                 Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 54 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on June 26, 2008 with an effective date of June 27, 2008.

     Please direct any questions or comments relating to this certification to me at (215) 564-8099.

                                                                                                                Very truly yours,

                                                                                                                 /s/Jonathan M. Kopcsik
                                                                                                                 Jonathan M. Kopcsik

cc:	David F. Connor Bruce G. Leto Michael D. Mabry